Document And Entity Information	Aug. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2026
Entity Registrant Name	Ethos Technologies Inc.
Entity Central Index Key	0001788451
Entity Emerging Growth Company	true
Entity File Number	001-43065
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-3181024
Entity Address, Address Line One	90 New Montgomery Street, Suite 1500
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	915-0665
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	LIFE
Security Exchange Name	NASDAQ